Registration No. 2-94184
                                                                     Rule 497(e)


REICH & TANG                                                    600 FIFTH AVENUE
EQUITY FUND, INC.                                             NEW YORK, NY 10020
                                                                  (212) 830-5220
================================================================================

February 1, 1999

Supplement To The Prospectus Dated May 1, 1998

Effective February 1, 1999, the third full paragraph on page 7 of the prospectus is amended to include the following statement:

         Effective February 1, 1999 through July 31, 1999, the Manager will waive .20% of its Management Fee.



RTE299SUPP